Portfolio of Investments October 31, 2024
JPC
(Unaudited)
PRINCIPAL /
SHARES DESCRIPTION   RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 158.9%    (99.5% of Total Investments)
2222448164
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 85.8% (53.8% of Total
Investments) 2222448164
AUTOMOBILES & COMPONENTS - 0.9% (0.5% of Total Investments)
$ 14,869,000 (a) General Motors Financial Co Inc 5.750 % N/A $ 14,407,563
8,014,000 (a) General Motors Financial Co Inc 5.700 N/A 7,734,297
TOTAL AUTOMOBILES & COMPONENTS 22,141,860
BANKS - 35.1% (22.0% of Total Investments)
10,850,000 (a) Bank of America Corp 4.375 N/A 10,450,739
4,450,000 (a) Bank of America Corp 6.300 N/A 4,510,124
6,955,000 (a) Bank of America Corp 6.100 N/A 6,945,954
45,134,000 (a) Bank of America Corp 6.125 N/A 45,845,488
743,000 Bank of Montreal 7.300 11/26/84 773,366
8,080,000 Bank of Montreal 7.700 05/26/84 8,450,403
3,000,000 (a) Bank of Nova Scotia/The 4.900 N/A 2,972,225
9,650,000 (b) Bank of Nova Scotia/The 8.000 01/27/84 10,195,283
10,550,000 Bank of Nova Scotia/The 8.625 10/27/82 11,301,424
27,500,000 (a),(c) Citigroup Inc 3.875 N/A 26,577,645
7,175,000 (a) Citigroup Inc 7.375 N/A 7,502,445
14,589,000 (a) Citigroup Inc 5.950 N/A 14,536,572
22,389,000 (a),(c) Citigroup Inc 6.250 N/A 22,657,467
19,799,000 (a) Citigroup Inc 4.000 N/A 19,266,734
32,448,000 (a) Citigroup Inc 7.625 N/A 34,525,209
33,702,000 (a) Citigroup Inc 7.125 N/A 34,625,030
16,219,000 (a) Citigroup Inc 7.000 N/A 17,164,876
10,740,000 (a) Citigroup Inc 4.150 N/A 10,272,094
7,000,000 (a),(d) Citizens Financial Group Inc (TSFR3M + 3.265%) 7.854 N/A 6,961,369
5,529,000 (a),(d) Citizens Financial Group Inc (TSFR3M + 3.419%) 8.008 N/A 5,495,157
3,976,000 (a) Citizens Financial Group Inc 5.650 N/A 3,940,270
9,515,000 (a) Citizens Financial Group Inc 4.000 N/A 9,018,824
14,700,000 (a) CoBank ACB 6.450 N/A 14,764,930
17,983,000 (a) CoBank ACB 6.250 N/A 17,912,791
5,800,000 (d),(e) Corestates Capital III (TSFR3M + 0.832%) 5.950 02/15/27 5,713,336
6,450,000 (a),(b),(e) Farm Credit Bank of Texas 6.200 N/A 6,353,250
3,060,000 (a),(e) Farm Credit Bank of Texas 5.700 N/A 3,029,279
16,256,000 (a),(d) Fifth Third Bancorp (TSFR3M + 3.295%) 7.898 N/A 16,190,233
1,225,000 (a) Fifth Third Bancorp 4.500 N/A 1,206,646
18,714,000 (a),(d) First Citizens BancShares Inc /NC (TSFR3M + 4.234%) 9.180 N/A 19,087,999
910,000 (a) Goldman Sachs Group Inc /The 4.400 N/A 898,763
20,300,000 (a) Huntington Bancshares Inc /OH 5.625 N/A 20,216,902
25,000,000 (a) Huntington Bancshares Inc /OH 4.450 N/A 23,901,915
13,830,000 (a) JPMorgan Chase & Co 3.650 N/A 13,385,028
59,179,000 (a) JPMorgan Chase & Co 6.875 N/A 62,533,325
3,600,000 (b) JPMorgan Chase & Co 8.750 09/01/30 4,287,899
2,800,000 (a) KeyCorp 5.000 N/A 2,691,448
8,000,000 KeyCorp Capital III 7.750 07/15/29 8,282,253
2,395,000 (a) M&T Bank Corp 5.125 N/A 2,358,568
2,000,000 (b),(d) M&T Bank Corp (TSFR3M + 1.262%) 5.918 01/15/27 1,938,720
5,960,000 (a) M&T Bank Corp 3.500 N/A 5,422,461
34,335,000 (a),(c) PNC Financial Services Group Inc /The 6.250 N/A 34,372,631
6,605,000 (a) PNC Financial Services Group Inc /The 6.000 N/A 6,612,219
9,520,000 (a) PNC Financial Services Group Inc /The 3.400 N/A 8,775,031
18,235,000 (a) PNC Financial Services Group Inc /The 6.200 N/A 18,387,390
2,923,000 (a) PNC Financial Services Group Inc /The 5.000 N/A 2,887,089
15,580,000 (a),(c),(d) PNC Financial Services Group Inc /The (TSFR3M + 3.302%) 8.317 N/A 15,617,875
5,855,000 (a) Regions Financial Corp 5.750 N/A 5,836,426
32,700,000 Toronto-Dominion Bank/The 8.125 10/31/82 34,454,519
52,724,000 (a),(c) Truist Financial Corp 6.669 N/A 52,442,475
16,800,000 (a),(c) Truist Financial Corp 4.950 N/A 16,604,611
6,687,000 (a) Truist Financial Corp 5.100 N/A 6,490,677
8,955,000 (a),(d) Truist Financial Corp (TSFR3M + 3.364%) 8.310 N/A 8,959,907

Portfolio of Investments October 31, 2024
(continued)
JPC

PRINCIPAL/
SHARES   DESCRIPTION   RATE MATURITY VALUE
BANKS (continued)
$ 4,465,000 (a) US Bancorp 5.300 % N/A $ 4,408,834
7,295,000 (a) Wells Fargo & Co 7.625 N/A 7,840,622
36,460,000 (a) Wells Fargo & Co 6.850 N/A 37,590,734
20,133,000 (a),(c) Wells Fargo & Co 5.875 N/A 20,085,891
47,516,000 (a) Wells Fargo & Co 3.900 N/A 46,018,424
24,770,000 (b) Wells Fargo & Co 7.950 11/15/29 27,895,594
10,021,000 (a),(d) Zions Bancorp NA (3-Month LIBOR + 4.440%) 9.648 N/A 9,917,228
TOTAL BANKS 909,362,621
CAPITAL GOODS - 2.1% (1.3% of Total Investments)
18,093,000 (b),(e) AerCap Global Aviation Trust 6.500 06/15/45 18,074,265
9,254,000 (a) Air Lease Corp 6.000 N/A 9,114,825
13,660,000 (a) Air Lease Corp 4.650 N/A 13,247,842
4,837,000 (a) Air Lease Corp 4.125 N/A 4,542,404
1,960,000 (e) ILFC E-Capital Trust I 6.565 12/21/65 1,566,107
8,474,000 (e) ILFC E-Capital Trust I 6.815 12/21/65 6,809,749
TOTAL CAPITAL GOODS 53,355,192
ENERGY - 5.5% (3.5% of Total Investments)
2,798,000 Enbridge Inc 5.500 07/15/77 2,714,199
17,110,000 (b) Enbridge Inc 7.625 01/15/83 18,135,830
1,695,000 Enbridge Inc 6.000 01/15/77 1,677,487
22,395,000 (b) Enbridge Inc 5.750 07/15/80 21,765,833
33,706,000 (b) Enbridge Inc 8.500 01/15/84 37,448,748
6,615,000 (a) Energy Transfer LP 6.500 N/A 6,594,145
4,990,000 (b) Energy Transfer LP 8.000 05/15/54 5,287,379
2,550,000 (a) Energy Transfer LP 6.625 N/A 2,496,140
18,259,000 (a) Energy Transfer LP 7.125 N/A 18,560,456
7,362,000 (e) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 7,645,717
3,490,000 (b) Transcanada Trust 5.875 08/15/76 3,477,457
2,468,000 Transcanada Trust 5.500 09/15/79 2,370,830
16,135,000 Transcanada Trust 5.600 03/07/82 15,401,863
TOTAL ENERGY 143,576,084
FINANCIAL SERVICES - 16.4% (10.3% of Total Investments)
22,551,000 (b) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 23,245,612
14,240,000 (a) Ally Financial Inc 4.700 N/A 11,553,481
12,644,000 (a) Ally Financial Inc 4.700 N/A 11,374,746
4,875,000 (a),(e) American AgCredit Corp 5.250 N/A 4,753,125
30,903,000 (a) American Express Co 3.550 N/A 29,251,142
14,778,000 (a) Bank of New York Mellon Corp/The 4.700 N/A 14,653,569
22,600,000 (a) Bank of New York Mellon Corp/The 3.750 N/A 21,322,616
3,015,000 (a),(e) Capital Farm Credit ACA 5.000 N/A 2,909,478
17,115,000 (a) Capital One Financial Corp 3.950 N/A 16,106,299
41,640,000 (a),(c) Charles Schwab Corp/The 4.000 N/A 39,961,797
30,020,000 (a) Charles Schwab Corp/The 5.375 N/A 29,864,869
1,350,000 (a),(e) Compeer Financial ACA 4.875 N/A 1,296,000
3,989,000 Corebridge Financial Inc 6.875 12/15/52 4,082,992
1,610,000 (a) Discover Financial Services 5.500 N/A 1,536,400
13,510,000 (a) Discover Financial Services 6.125 N/A 13,472,812
8,100,000 (a),(c) Equitable Holdings Inc 4.950 N/A 8,011,285
8,120,000 (a) Goldman Sachs Group Inc /The 5.300 N/A 8,086,791
25,062,000 (a) Goldman Sachs Group Inc /The 6.125 N/A 24,857,886
925,000 (a) Goldman Sachs Group Inc /The 3.800 N/A 885,715
7,600,000 (a) Goldman Sachs Group Inc /The 4.950 N/A 7,553,957
28,394,000 (a) Goldman Sachs Group Inc /The 7.500 N/A 29,772,486
27,937,000 (a),(c) Goldman Sachs Group Inc /The 7.379 N/A 28,048,050
1,915,000 (a) Goldman Sachs Group Inc /The 4.125 N/A 1,833,719
32,355,000 (a) Goldman Sachs Group Inc /The 7.500 N/A 34,591,863
11,500,000 (a) Goldman Sachs Group Inc /The 3.650 N/A 10,945,531
16,795,000 (a) State Street Corp 6.700 N/A 17,290,688
27,956,000 (a),(c) Voya Financial Inc 7.758 N/A 29,497,214
TOTAL FINANCIAL SERVICES 426,760,123

PRINCIPAL/
SHARES   DESCRIPTION   RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 2.3% (1.5% of Total Investments)
$ 10,855,000 (a),(c),(e) Dairy Farmers of America Inc 7.125 % N/A $ 10,312,250
16,840,000 (a),(e) Land O' Lakes Inc 7.250 N/A 14,213,073
9,260,000 (a),(e) Land O' Lakes Inc 7.000 N/A 7,523,353
30,110,000 (a),(c),(e) Land O' Lakes Inc 8.000 N/A 27,927,025
TOTAL FOOD, BEVERAGE & TOBACCO 59,975,701
INSURANCE - 14.0% (8.7% of Total Investments)
1,895,000 Aegon Ltd 5.500 04/11/48 1,874,352
9,010,000 (b) American International Group Inc 5.750 04/01/48 8,988,706
17,894,000 (b) Assurant Inc 7.000 03/27/48 18,196,404
14,909,000 (b),(e) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 13,626,551
3,725,000 (b) AXIS Specialty Finance LLC 4.900 01/15/40 3,540,801
19,473,000 (b) Corebridge Financial Inc 6.375 09/15/54 19,388,555
5,695,000 (b) Enstar Finance LLC 5.750 09/01/40 5,597,985
14,208,000 Enstar Finance LLC 5.500 01/15/42 13,319,956
19,860,000 (b),(e) Liberty Mutual Group Inc 7.800 03/15/37 22,045,922
23,055,000 (a) Markel Group Inc 6.000 N/A 23,017,377
20,900,000 (b),(c),(e) MetLife Inc 7.875 12/15/37 22,960,426
15,160,000 (a) MetLife Inc 3.850 N/A 14,835,063
2,215,000 (a) MetLife Inc 5.875 N/A 2,227,889
43,519,000 (b),(e) MetLife Inc 9.250 04/08/38 51,581,156
3,000,000 MetLife Inc 10.750 08/01/39 4,163,718
31,538,000 (b) Nationwide Financial Services Inc 6.750 05/15/37 32,284,504
13,185,000 (b) PartnerRe Finance B LLC 4.500 10/01/50 12,057,572
8,238,000 Provident Financing Trust I 7.405 03/15/38 8,864,397
7,770,000 Prudential Financial Inc 6.500 03/15/54 8,104,864
2,890,000 (c) Prudential Financial Inc 5.125 03/01/52 2,792,790
3,000,000 (c) Prudential Financial Inc 6.000 09/01/52 3,046,368
7,370,000 Prudential Financial Inc 3.700 10/01/50 6,685,925
4,156,000 Prudential Financial Inc 5.375 05/15/45 4,130,321
3,900,000 (a),(e) QBE Insurance Group Ltd 5.875 N/A 3,885,861
34,725,000 QBE Insurance Group Ltd, Reg S 6.750 12/02/44 34,775,837
11,975,000 (a),(b),(e) SBL Holdings Inc 7.000 N/A 10,832,739
10,440,000 (a),(e) SBL Holdings Inc 6.500 N/A 8,973,912
TOTAL INSURANCE 361,799,951
MEDIA & ENTERTAINMENT - 0.4% (0.3% of Total Investments)
7,694,000 (a),(e) Farm Credit Bank of Texas 7.750 N/A 8,055,156
4,065,000 Paramount Global 6.375 03/30/62 3,763,409
TOTAL MEDIA & ENTERTAINMENT 11,818,565
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4% (0.3% of Total Investments)
10,092,000 (e) EUSHI Finance Inc 7.625 12/15/54 10,449,731
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 10,449,731
TELECOMMUNICATION SERVICES - 1.1% (0.7% of Total Investments)
2,315,000 Vodafone Group PLC 4.125 06/04/81 2,081,806
24,020,000 (b) Vodafone Group PLC 7.000 04/04/79 25,158,836
TOTAL TELECOMMUNICATION SERVICES 27,240,642
UTILITIES - 7.6% (4.7% of Total Investments)
4,975,000 (b),(e) AES Andes SA 8.150 06/10/55 5,081,146
5,020,000 (e) AES Andes SA 6.350 10/07/79 4,988,368
5,916,000 AES Corp/The 7.600 01/15/55 6,131,113
6,156,000 (e) AltaGas Ltd 7.200 10/15/54 6,171,316
10,915,000 (b) American Electric Power Co Inc 3.875 02/15/62 10,297,016
1,285,000 CMS Energy Corp 4.750 06/01/50 1,235,957
16,200,000 CMS Energy Corp 3.750 12/01/50 14,182,013
6,029,000 Dominion Energy Inc 7.000 06/01/54 6,414,862
7,337,000 Duke Energy Corp 6.450 09/01/54 7,457,121
4,680,000 (a) Edison International 5.000 N/A 4,555,010
1,155,000 (a) Edison International 5.375 N/A 1,143,500
41,756,000 (b) Emera Inc 6.750 06/15/76 41,807,485
16,384,000 (b) Entergy Corp 7.125 12/01/54 16,750,657
13,706,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 14,352,019

Portfolio of Investments October 31, 2024
(continued)
JPC

PRINCIPAL/
SHARES   DESCRIPTION   RATE MATURITY VALUE
UTILITIES (continued)
$ 4,658,000 PG&E Corp 7.375% 03/15/55 $ 4,811,332
13,190,000 (a) Sempra 4.875 N/A 13,079,121
8,976,000 Sempra 4.125 04/01/52 8,513,854
6,440,000 (c) Southern Co/The 4.000 01/15/51 6,304,212
7,365,000 (a),(e) Vistra Corp 8.875 N/A 7,861,254
1,745,000 (a),(e) Vistra Corp 7.000 N/A 1,759,740
12,725,000 (a),(e) Vistra Corp 8.000 N/A 13,070,598
TOTAL UTILITIES 195,967,694
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $2,200,190,413) 2,222,448,164
SHARES   DESCRIPTION   RATE VALUE
369688357 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 14.3% (8.9% of Total Investments) 369688357
BANKS - 2.7% (1.7% of Total Investments)
107,564 CoBank ACB 6.200 10,675,716
304,913 Fifth Third Bancorp 9.296 7,830,166
825,668 KeyCorp 6 .125 21,013,251
659,461 KeyCorp 6.200 16,453,552
517,064 Regions Financial Corp 5.700 12,998,989
TOTAL BANKS 68,971,674
CAPITAL GOODS - 0.2% (0.1% of Total Investments)
218,500 WESCO International Inc 10.625 5,681,000
TOTAL CAPITAL GOODS 5,681,000
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2% (0.1% of Total Investments)
85,181 Prologis Inc 8.540 4,984,255
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,984,255
FINANCIAL SERVICES - 4.3% (2.7% of Total Investments)
146,670 Capital One Financial Corp 5.000 3,037,536
145,721 Equitable Holdings Inc 4.300 2,777,442
381,058 Equitable Holdings Inc 5.250 8,760,523
116,785 Morgan Stanley 6.375 2,967,507
842,201 Morgan Stanley 5.850 21,198,199
79,400 Morgan Stanley 6.500 2,072,340
746,004 Morgan Stanley 6.875 18,873,901
631,349 Morgan Stanley 7.125 15,985,757
774,375 Morgan Stanley 6.625 20,443,500
144,314 Synchrony Financial 5.625 2,981,527
494,554 Voya Financial Inc 5.350 12,655,637
TOTAL FINANCIAL SERVICES 111,753,869
FOOD, BEVERAGE & TOBACCO - 1.6% (1.0% of Total Investments)
577,198 CHS Inc 7.100 14,937,884
117,770 CHS Inc 7.875 3,136,215
711,041 CHS Inc 6.750 18,017,779
56,400 (b),(e) Dairy Farmers of America Inc 7.875 5,350,069
TOTAL FOOD, BEVERAGE & TOBACCO 41,441,947
INSURANCE - 4.5% (2.8% of Total Investments)
334,249 American National Group Inc 6.625 8,486,582
753,900 American National Group Inc 5.950 18,937,968
462,365 Aspen Insurance Holdings Ltd 8.915 12,248,049
124,080 Aspen Insurance Holdings Ltd 5.625 2,556,048
96,786 Assurant Inc 5.250 2,174,781
621,947 Athene Holding Ltd 6.375 15,635,748
206,658 Athene Holding Ltd 7.750 5,536,368
876,205 Athene Holding Ltd 6.350 21,966,459
80,000 Axis Capital Holdings Ltd 5.500 1,785,600
63,400 Delphi Financial Group Inc 8.570 1,550,130
342,645 Enstar Group Ltd 7.000 7,329,177
219,645 Maiden Holdings North America Ltd 7.750 4,206,202
300,532 Reinsurance Group of America Inc 5.750 7,489,257
207,319 Reinsurance Group of America Inc 7.125 5,522,978

SHARES   DESCRIPTION   RATE VALUE
INSURANCE (continued)
88,536 Selective Insurance Group Inc 4.600% $ 1,735,306
TOTAL INSURANCE 117,160,653
TELECOMMUNICATION SERVICES - 0.6% (0.4% of Total Investments)
20,680 AT&T Inc 5.000 448,756
686,314 AT&T Inc 4.750 14,138,068
TOTAL TELECOMMUNICATION SERVICES 14,586,824
UTILITIES - 0.2% (0.1% of Total Investments)
204,489 NextEra Energy Capital Holdings Inc 5.650 5,108,135
TOTAL UTILITIES 5,108,135
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $372,994,657) 369,688,357
SHARES DESCRIPTION   VALUE
5,211 COMMON STOCKS - 0.0% (0.0% of Total Investments) 5,211
MATERIALS - 0.0% (0.0% of Total Investments)
60 LyondellBasell Industries NV, Class A 5,211
TOTAL MATERIALS 5,211
TOTAL COMMON STOCKS
(Cost $0) 5,211
PRINCIPAL DESCRIPTION   (f) RATE MATURITY VALUE
1417606518 CONTINGENT CAPITAL SECURITIES - 54.8% (34.3% of Total Investments) 1417606518
BANKS - 45.7% (28.7% of Total Investments)
$ 4,825,000 (a),(c),(e) Australia & New Zealand Banking Group Ltd/United Kingdom 6.750 N/A 4,889,216
20,615,000 (a) Banco Bilbao Vizcaya Argentaria SA 6.500 N/A 20,619,453
34,227,000 (a) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 37,059,900
17,520,000 (a) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 16,909,102
5,440,000 (a),(b),(e) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 5,350,253
3,120,000 (a),(b),(e) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 3,095,803
35,600,000 (a) Banco Santander SA 8.000 N/A 37,087,724
9,505,000 (a) Banco Santander SA 4.750 N/A 9,005,143
44,600,000 (a) Banco Santander SA 9.625 N/A 51,363,947
30,085,000 (a) Barclays PLC 8.000 N/A 31,096,097
14,778,000 (a) Barclays PLC 6.125 N/A 14,697,144
76,877,000 (a) Barclays PLC 9.625 N/A 84,593,836
33,437,000 (a),(c),(e) BNP Paribas SA 8.500 N/A 34,912,355
10,656,000 (a),(b),(e) BNP Paribas SA 7.375 N/A 10,752,096
38,609,000 (a),(e) BNP Paribas SA 8.000 N/A 40,149,345
28,795,000 (a),(e) BNP Paribas SA 9.250 N/A 31,055,782
47,851,000 (a),(c),(e) BNP Paribas SA 7.750 N/A 49,556,170
7,595,000 (a),(e) BNP Paribas SA 7.000 N/A 7,561,050
45,870,000 (a),(e) Credit Agricole SA 8.125 N/A 47,055,739
37,831,000 (a),(e) Credit Agricole SA 6.700 N/A 36,771,032
4,466,000 (a),(b) Credit Agricole SA, Reg S 8.125 N/A 4,581,446
42,501,000 (a),(b) HSBC Holdings PLC 6.950 N/A 42,323,090
20,269,000 (a) HSBC Holdings PLC 6.875 N/A 20,354,900
39,405,000 (a) HSBC Holdings PLC 8 .000 N/A 41,346,011
24,533,000 (a) HSBC Holdings PLC 6.375 N/A 24,534,570
10,713,000 (a) HSBC Holdings PLC 6.500 N/A 10,671,363
36,120,000 (a) HSBC Holdings PLC 6.000 N/A 35,711,075
30,760,000 (a) ING Groep NV 5.750 N/A 30,411,606
36,830,000 (a) ING Groep NV 6.500 N/A 36,851,325
16,750,000 (a) ING Groep NV, Reg S 7.500 N/A 17,150,325
32,590,000 (a),(e) Intesa Sanpaolo SpA 7.700 N/A 32,544,281
21,165,000 (a) Lloyds Banking Group PLC 7.500 N/A 21,345,089
8,293,000 (a) Lloyds Banking Group PLC 6.750 N/A 7,952,312
44,473,000 (a) Lloyds Banking Group PLC 8.000 N/A 46,347,937
9,005,000 (a),(e) Macquarie Bank Ltd/London 6.125 N/A 9,058,931
34,286,000 (a) NatWest Group PLC 8.125 N/A 36,739,643
23,805,000 (a),(b) NatWest Group PLC 8.000 N/A 24,106,014

Portfolio of Investments October 31, 2024
(continued)
JPC

PRINCIPAL   DESCRIPTION   (f) RATE MATURITY VALUE
BANKS (continued)
$ 24,664,000 (a) NatWest Group PLC 6.000 % N/A $ 24,614,756
12,501,000 (a),(e) Nordea Bank Abp 6.625 N/A 12,563,633
17,000,000 (a),(e) Nordea Bank Abp 6.300 N/A 16,253,814
40,236,000 (a),(e) Societe Generale SA 8.000 N/A 40,771,461
33,667,000 (a),(e) Societe Generale SA 10.000 N/A 35,873,333
8,430,000 (a),(e) Societe Generale SA 8.500 N/A 8,431,268
14,545,000 (a),(e) Societe Generale SA 9.375 N/A 15,212,034
3,046,000 (a),(e) Standard Chartered PLC 6.000 N/A 3,040,048
7,585,000 (a),(e) Standard Chartered PLC 7.750 N/A 7,801,408
TOTAL BANKS 1,180,172,860
FINANCIAL SERVICES - 8.7% (5.4% of Total Investments)
9,200,000 (a) Deutsche Bank AG, Reg S 4.789 N/A 8,967,010
24,200,000 (a) Deutsche Bank AG 7.500 N/A 24,167,855
30,215,000 (a),(c) Deutsche Bank AG 6.000 N/A 29,536,015
46,572,000 (a),(e) UBS Group AG 9.250 N/A 53,920,736
13,310,000 (a),(e) UBS Group AG 7.750 N/A 13,953,924
18,000,000 (a),(b),(e) UBS Group AG 4.875 N/A 17,070,280
23,385,000 (a),(e) UBS Group AG 9.250 N/A 25,482,377
13,675,000 (a) UBS Group AG, Reg S 7.000 N/A 13,689,550
41,023,000 (a) UBS Group AG, Reg S 6.875 N/A 41,094,380
TOTAL FINANCIAL SERVICES 227,882,127
INSURANCE - 0.4% (0.2% of Total Investments)
9,243,000 (a) Phoenix Group Holdings PLC, Reg S 8.500 N/A 9,551,531
TOTAL INSURANCE 9,551,531
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $1,384,577,336) 1,417,606,518
SHARES   DESCRIPTION   RATE VALUE
21979096 CONVERTIBLE PREFERRED SECURITIES - 0.8% (0.5% of Total Investments) 21979096
BANKS - 0.8% (0.5% of Total Investments)
5,849 Bank of America Corp 7.250 7,223,515
11,949 Wells Fargo & Co 7.500 14,755,581
TOTAL BANKS 21,979,096
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $24,885,225) 21,979,096
PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
77898115 CORPORATE BONDS - 3.0% (1.9% of Total Investments) 77898115
BANKS - 1.0% (0.6% of Total Investments)
24,100,000 (a),(c),(e) Standard Chartered PLC 7.014 N/A 25,624,205
TOTAL BANKS 25,624,205
ENERGY - 0.1% (0.0% of Total Investments)
1,900,000 (c) Enbridge Inc 8.250 01/15/84 2,007,023
TOTAL ENERGY 2,007,023
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6% (0.4% of Total Investments)
16,100,000 (e) Scentre Group Trust 2 5.125 09/24/80 15,782,402
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,782,402
FINANCIAL SERVICES - 0.7% (0.5% of Total Investments)
10,229,000 (g) Credit Suisse Group AG 7.250 03/12/72 1,201,907
9,090,000 (g) Credit Suisse Group AG 6.380 02/21/72 1,068,075
8,455,000 (g) Credit Suisse Group AG 7.500 01/17/72 993,462
18,750,000 (g) Credit Suisse Group AG 0.000 01/17/72 2,203,125
13,505,000 (g) Credit Suisse Group AG 7.500 06/11/72 1,586,838
12,800,000 (e) Scentre Group Trust 2 4.750 09/24/80 12,666,714
TOTAL FINANCIAL SERVICES 19,720,121

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
INSURANCE - 0.6% (0.4% of Total Investments)
$ 2,670,000 (e) Fidelis Insurance Holdings Ltd 6.625% 04/01/41 $ 2,627,842
6,150,000 (b),(e) Liberty Mutual Insurance Co 7.697 10/15/97 7,127,152
5,000,000 QBE Insurance Group Ltd, Reg S 5.875 06/17/46 5,009,370
TOTAL INSURANCE 14,764,364
TOTAL CORPORATE BONDS
(Cost $130,139,657) 77,898,115
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
5,074,526 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2% (0.1% of Total Investments) 5,074,526
4,883,000 CoBank ACB 7.250 07/01/73 5,074,526
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $4,883,000) 5,074,526
TOTAL LONG-TERM INVESTMENTS
(Cost $4,117,670,288) 4,114,699,987
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%  (0.5% of Total Investments)
20,058,564 REPURCHASE AGREEMENTS - 0.8% (0.5% of Total Investments) 20,058,564
20,058,564 (h) Fixed Income Clearing Corporation 1.520 11/01/24 20,058,564
TOTAL REPURCHASE AGREEMENTS
(Cost $20,058,564) 20,058,564
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,058,564) 20,058,564
TOTAL INVESTMENTS - 159.7%
(Cost $4,137,728,852 ) 4,134,758,551
BORROWINGS - (26.6)% ( i ),(j) (689,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (18.2)%(k) (471,489,203)
TFP SHARES, NET - (16.2)%(l) (418,504,422)
OTHER ASSETS & LIABILITIES, NET -  1.3% 32,716,618
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,588,481,544
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,747 12/24 $ 199,759,064 $ 192,988,906 $ (6,770,158)
U.S. Treasury Ultra Bond 142 12/24 19,093,869 17,838,750 (1,255,119)
Total $218,852,933 $210,827,656 $(8,025,277)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (m)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 798,500,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 12,410,982 $ 12,410,982
Morgan Stanley
Capital Services, LLC 138,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 3,503,723 3,503,723
Total $ 15,914,705

Portfolio of Investments October 31, 2024
(continued)
JPC

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 2,222,448,164 $ – $ 2,222,448,164
$25 Par (or similar) Retail Preferred 369,688,357 – – 369,688,357
Common Stocks 5,211 – – 5,211
Contingent Capital Securities – 1,417,606,518 – 1,417,606,518
Convertible Preferred Securities 21,979,096 – – 21,979,096
Corporate Bonds – 70,844,708 7,053,407 77,898,115
U.S. Government and Agency Obligations – 5,074,526 – 5,074,526
Short-Term Investments:
Repurchase Agreements – 20,058,564 – 20,058,564
Investments in Derivatives:
Futures Contracts* (8,025,277) – – (8,025,277)
Interest Rate Swaps* – 15,914,705 – 15,914,705
Total
$ 383,647,387 $ 3,751,947,185 $ 7,053,407 $ 4,142,647,979
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $518,223,327 have been pledged as collateral for reverse repurchase agreements.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$402,229,645.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $941,774,636 or 22.8% of Total Investments.
(f) Contingent Capital Securities (“ CoCos ”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Agreement with Fixed Income Clearing Corporation, 1.520% dated 10/31/24 to be repurchased at $20,059,411 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/28, valued at $20,459,902.
( i ) Borrowings as a percentage of Total Investments is 16.7%.

(j) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,443,720,929 have been pledged as collateral for borrowings.
(k) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 11.4%.
(l) TFP Shares, Net as a percentage of Total Investments is 10.1%.
(m) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month